Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 29, 2025	Mar. 30, 2024
Current assets:
Cash and cash equivalents	$ 1,509	$ 1,783
Accounts receivable and other receivables	6,608	8,455
Inventories	116,277	99,067
Prepaids and other current assets	2,072	2,913
Total current assets	126,466	112,218
Long-term receivables	1,084	1,571
Equity investment in joint venture	5,169	4,122
Property and equipment	25,380	25,717
Operating lease right-of-use asset	34,964	51,753
Intangible assets and other assets	3,017	7,887
Total non-current assets	69,614	91,050
Total assets	196,080	203,268
Current liabilities:
Bank indebtedness	73,630	63,372
Accounts payable	58,114	43,011
Accrued liabilities	6,053	6,112
Current portion of long-term debt	4,860	4,352
Current portion of operating lease liabilities	6,929	6,430
Total current liabilities	149,586	123,277
Long-term debt	21,374	22,587
Long-term portion of operating lease liabilities	38,629	59,881
Other long-term liabilities	4,502	2,672
Total long-term liabilities	64,505	85,140
Stockholders' equity (deficiency):
Total of Common Stock Class A and Class B	100,609	98,480
Preferred stock – par value, unlimited shares authorized, none issued	0	0
Additional paid-in capital	19,719	21,825
Accumulated deficit	(138,295)	(125,476)
Accumulated other comprehensive income (loss)	(44)	22
Total stockholders' equity (deficiency)	(18,011)	(5,149)
Total liabilities and stockholders' equity (deficiency)	196,080	203,268
Class A Common Stock [Member]
Stockholders' equity (deficiency):
Total of Common Stock Class A and Class B	42,854	40,725
Class B Common Stock [Member]
Stockholders' equity (deficiency):
Total of Common Stock Class A and Class B	$ 57,755	$ 57,755